Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,270,456	$ 3,270,456
Finite-Lived Intangible Assets, Accumulated Amortization	2,259,433	2,122,999
Finite-Lived Intangible Assets, Net	1,011,023	1,147,457
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,877,415	1,877,415
Finite-Lived Intangible Assets, Accumulated Amortization	1,533,222	1,439,351
Finite-Lived Intangible Assets, Net	344,193	438,064
Kidoz OS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	31,006	31,006
Finite-Lived Intangible Assets, Accumulated Amortization	31,006	31,006
Finite-Lived Intangible Assets, Net
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,362,035	1,362,035
Finite-Lived Intangible Assets, Accumulated Amortization	695,205	652,642
Finite-Lived Intangible Assets, Net	$ 666,830	$ 709,393